OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 266,522
2022	229,890
2023	137,300
2024	109,944
2025 and thereafter	25,961
Total	$ 769,617